Loans Due From Third Parties	6 Months Ended
Jun. 30, 2022
Loan Due From Third Parties Abstract
LOANS DUE FROM THIRD PARTIES

7. LOANS DUE FROM THIRD PARTIES

	June 30, 2022	December 31, 2021
	(Unaudited)
Loans due from third parties	$26,467,655	$23,790,917
Less: allowance for credit losses	92,637	39,446
	$26,375,018	$23,751,471

As of June 30, 2022, the balance of loans due from third parties was comprised of interest bearing loans of $9,268,285, $6,300,294, $5,695,645, $149,296 and $5,054,135 due from five parties. These interest bearing loans have an interest rate of ranging from 4.35% to 14%. The loans of $13,652,095 are pledged either with real estate assets or customer’s trade receivables.

As of December 31, 2021, the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest bearing loan of $0.54 million due from a third party. These three interest bearing loans have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged either with real estate assets or customer’s trade receivables.

For the six months ended June 30, 2021 and 2022, a net provision of $12,014, and $53,191 were charged against the consolidated statements of operations and comprehensive income (loss), respectively.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of June 30, 2022, loan of $7,527,209 aged between 180 ~ 365 days, and loan of $7,654,409 aged over one year. The Company has provided allowance for the past due loans.

Movement of allowance for credit losses was as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)
Balance at beginning of the year	$39,446	$27,432
Provisions	53,191	12,014
Balance at end of the period/year	$92,637	$39,446